Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	ROYCE FUND
Central Index Key	0000709364
Amendment Flag	false
Document Creation Date	Dec. 23, 2015
Document Effective Date	Dec. 25, 2015
Prospectus Date	Jan. 01, 2016
Royce ISI Prospectus | Royce Global Financial Services Fund | Institutional Class
Prospectus:
Trading Symbol	RGFIX